Transactions with Related Parties, Central Mare Bridge Loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 05, 2022
Transactions with Related Parties [Abstract]
Related party interest expense	$ 207	$ 0	$ 0
Central Mare [Member]
Transactions with Related Parties [Abstract]
Maximum borrowing capacity under unsecured credit facility				$ 20,000
Related party interest expense	169
Related party commitment fees	18
Related party arrangement fees	$ 400